Financial Risk Management - Capital Management - Additional disclosures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Financial Risk Management.
Net earnings attributable to shareholders of Fairfax	$ 4,772.4	$ 3,874.9
Cash consideration for cancellation of shares	1,625.2	$ 1,588.4
Payments of common and preferred share dividends	$ 368.1
Percentage of consolidated net debt/net total capital ratio	26.10%	24.60%
Percentage of consolidated total debt/total capital ratio	30.60%	29.30%
National Association of Insurance Commissioners
Financial Risk Management.
Capital and surplus, regulatory minimum requirement multiplier	2	2
Bermuda Monetary Authority
Financial Risk Management.
Target capital level percentage	120.00%
Office of the Superintendent of Financial Institutions
Financial Risk Management.
Minimum supervisory target	150.00%
Odyssey Group, Crum & Forster, Zenith National, Allied World and U.S. Run-off excluding TIG Insurance | National Association of Insurance Commissioners | Minimum
Financial Risk Management.
Capital and surplus, actual multiplier	3.3	3.3
TIG Insurance | National Association of Insurance Commissioners | Minimum
Financial Risk Management.
Capital and surplus, actual multiplier	2	2.1
Northbridge | Office of the Superintendent of Financial Institutions
Financial Risk Management.
Weighted average MCT ratio	249.00%	227.00%
Brit
Financial Risk Management.
Subordinated debt and contingent funding in the form of letters of credit	$ 3,551.3	$ 2,541.7
Surplus over the management capital requirements	1,524.7	823.1
KI
Financial Risk Management.
Subordinated debt and contingent funding in the form of letters of credit	802.1	728.4
Surplus over the management capital requirements	$ 126.3	$ 203.6
Gulf Insurance
Financial Risk Management.
Regulatory solvency capital	1516.10%	960.20%
Common shares
Financial Risk Management.
Equity in stock	$ 26,282.6	$ 22,959.8
Subordinate voting shares
Financial Risk Management.
Purchases for cancellation (in shares) | shares	1,006,535	1,346,953
Other comprehensive income, cumulative movement	$ 424.6
Subordinate voting shares | Common shareholders' equity
Financial Risk Management.
Cash consideration for cancellation of shares	$ 1,625.2